CONSOLIDATED BALANCE SHEETS ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
ASSETS:
Cash and due from banks, and restricted cash	₨ 611,961.0	$ 8,117.3	₨ 734,872.6
Investments held for trading, at fair value	304,962.9	4,045.1	265,516.1
Investments available for sale debt securities, at fair value [includes restricted investments of Rs. 1,634,673.3 and Rs. 1,760,859.1 (US$ 23,356.7), as of March 31, 2019 and March 31, 2020, respectively]million	3,406,289.2	45,182.2	2,633,348.4
Securities purchased under agreements to resell	250,000.0	3,316.1	76,213.5
Loans [net of allowance of Rs. 148,232.0 and Rs. 198,833.2 (US$ 2,637.4), as of March 31, 2019 and March 31, 2020, respectively]	10,425,022.4	138,281.2	8,963,232.6
Accrued interest receivable	103,035.9	1,366.7	93,031.7
Property and equipment, net	48,327.7	641.0	43,187.8
Goodwill	74,937.9	994.0	74,937.9
Other assets	737,352.1	9,780.5	395,733.0
Total assets	15,961,889.1	211,724.1	13,280,073.6
Liabilities:
Interest-bearing deposits	9,730,481.3	129,068.6	7,804,717.5
Non-interest-bearing deposits	1,731,590.0	22,968.4	1,420,309.4
Total deposits	11,462,071.3	152,037.0	9,225,026.9
Securities sold under repurchase agreements	507,982.0	6,738.1	174,000.0
Short-term borrowings	377,417.6	5,006.2	654,058.0
Accrued interest payable	80,078.9	1,062.2	79,372.5
Long-term debt	1,026,518.3	13,616.1	1,044,553.0
Accrued expenses and other liabilities	611,327.2	8,108.8	467,438.6
Total liabilities	14,065,395.3	186,568.4	11,644,449.0
Commitments and contingencies (see note 27)
Shareholders' equity:
Equity shares: par value—Rs. 1.0 each; authorized 6,500,000,000 shares and 6,500,000,000 shares; issued and outstanding 5,446,613,220 shares and 5,483,286,460 shares, as of March 31, 2019 and March 31, 2020, respectively	5,483.3	72.7	5,446.6
Additional paid-in capital	765,888.6	10,159.0	739,763.6
Retained earnings	713,340.6	9,462.0	587,235.2
Statutory reserve	356,038.3	4,722.6	288,321.1
Accumulated other comprehensive income (loss)	52,331.6	694.1	11,808.8
Total HDFC Bank Limited shareholders' equity	1,893,082.4	25,110.4	1,632,575.3
Noncontrolling interest in subsidiaries	3,411.4	45.3	3,049.3
Total shareholders' equity	1,896,493.8	25,155.7	1,635,624.6
Total liabilities and shareholders' equity	₨ 15,961,889.1	$ 211,724.1	₨ 13,280,073.6